Organization and Description of Business	12 Months Ended
Dec. 31, 2025
Organization and Description of Business [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Baiya International Group Inc. (“Baiya”, or the “Company”) was incorporated on October 18, 2021, under the laws of the Cayman Islands with limited liability. As a holding company with no material operations of its own, Baiya conducts all of the operations in mainland China of People’s Republic of China (“PRC” or “China”) through the contractual arrangements (the “Contractual Arrangements”), with Shenzhen Gongwuyuan Network Technology Co., Ltd. (“Gongwuyuan”), which is a variable interest entity (the “VIE”), and its subsidiaries, or collectively, “PRC operating entities”. The PRC operating entities mainly engaged in providing job matching service, entrusted recruitment service, project outsourcing service and labor dispatching service to business enterprises and organizations in the flexible employment market within China, primarily in the core manufacturing regions including the Pearl River Delta and Yangtze River Delta region.

Baiya owns 100% of the equity interests of Ruifeng International Group Limited (“Ruifeng BVI”), a limited liability company formed under the laws of British Virgin Islands (“BVI”) on October 25, 2021.

Ruifeng BVI owns 100% of Juxing Investment Group (Hong Kong) Limited (“Juxing HK”), a limited liability company formed in Hong Kong on November 3, 2021.

On December 9, 2021, Shenzhen Pengze Future Technology Co., Ltd. (“Pengze WFOE”) was incorporated pursuant to PRC mainland China laws as a wholly foreign owned enterprise of Juxing HK.

On March 25, 2025, Baiya incorporated Baiya International Group Inc. (“Baiya US”), a corporation organized under the laws of State of Delaware, as Baiya’s wholly owned subsidiary. On May 20, 2025, Baiya incorporated HK Baiya International Group Limited (“Baiya HK”), a limited liability company under the laws of Hong Kong, as Baiya’s wholly owned subsidiary.

On July 8, 2025, Baiya HK incorporated a direct subsidiary, Baiya (Chengdu) Enterprise Management Consulting Co., Ltd. (“Baiya Chengdu”), a wholly foreign owned enterprise under the laws of PRC mainland China.

On June 3, 2025, Baiya incorporated a wholly owned subsidiary, BIYA PTE. LTD. (“BIYA Singapore”), a limited liability company under the laws of Singapore.

On July 15, 2025, Baiya US incorporated BIYA Universal Media Inc. (“BIYA Media”), a corporation under the laws of state of Delaware, as its wholly owned subsidiary.

On December 23, 2025, Baiya Chengdu duly incorporated Chuzhou Baiwo Technology Co., Ltd. (“Chuzhou Baiwo”) with a 51% equity ownership, under the laws of PRC mainland China.

Ruifeng BVI, Juxing HK, BIYA PTE. LTD., BIYA Universal Media Inc., Chuzhou Baiwo Technology Co., Ltd. and Pengze WFOE are currently not engaging in any active business operations and merely acting as holding companies.

Reorganization

A reorganization of the Company’s legal structure (“Reorganization”) was completed on December 29, 2021. The Reorganization involved the formation of Baiya, Ruifeng BVI, Juxing HK and the Pengze WFOE, and execution of a series of contractual agreements among Pengze WFOE, Gongwuyuan and certain shareholders of Gongwuyuan (representing 95% equity ownership in Gongwuyuan).

On December 29, 2021, Pengze WFOE entered into a series of contractual arrangements with certain shareholders of Gongwuyuan. These agreements include Business Operation Agreement and Powers of Attorney, Exclusive Consulting and Service Agreement, Equity Disposal Agreement, Equity Pledge Agreement and Agency Agreement (collectively the “Contractual Arrangements”). Pursuant to the Contractual Arrangements, Pengze WFOE has the exclusive right to provide Gongwuyuan consulting and all the technical support services related to business operations including technology and management consulting services.

As a result of the Contractual Arrangements entered among Pengze WFOE, Gongwuyuan and certain shareholders of Gongwuyuan, Gongwuyuan is considered as VIE under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 Consolidation. Consequently, Baiya, through the Pengze WFOE, obtains the power to direct the activities that most significantly affects the economic performance of Gongwuyuan and receives the economic benefits that could be significant to Gongwuyuan, and became the primary beneficiary of Gongwuyuan. The Company treats its VIE and its subsidiaries as the consolidated entities under U.S. GAAP.

The Company, together with its wholly owned subsidiaries and its VIE, is effectively controlled by the same majority shareholders group who act in concert before and after the Reorganization, and therefore the Reorganization is considered as a reorganization of entities under common control. The consolidation of the Company, its subsidiaries, its VIE and the VIE’s subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statement.

As of December 31, 2025, the consolidated financial statements of the Company include the following entities:

	Place and date of	% of ownership
Name of entities	incorporation	Direct	Indirect	Principal activities
Parent company
Baiya	Cayman Island/ October 18, 2021	Parent		Investment holding
Subsidiaries of Baiya
Ruifeng BVI	BVI/October 25, 2021	100%		Investment holding
Juxing HK	PRC – Hong Kong/ November 3, 2021	100%		Investment holding
Pengze WFOE	PRC – Mainland China/December 9, 2021	100%		Consultancy and management support
Baiya US	USA/ March 25, 2025	100%		Investment holding
Baiya HK	PRC – Hong Kong/ May 20, 2025	100%		Investment holding
Baiya Chengdu	PRC – Mainland China/ May 20, 2025		100% owned by Baiya HK	Consultancy and management support
BIYA Singapore	Singapore/ June 3, 2025	100%		Investment holding

BIYA Media	USA/ July 15, 2025		100% owned by Baiya US	Investment holding

Chuzhou Baiwo	PRC – Mainland China/ December 23, 2025		51% owned by Baiya Chengdu	Technical Development, Consulting, and other related services
VIE Company
Shenzhen Gongwuyuan Network Technology Co., Ltd. (“Gongwuyuan”)	PRC – Mainland China/October 23, 2017		VIE	Human resource management consulting, labor outsourcing service, staffing and placement service, research, and development of Apps
VIE’s Subsidiaries
Dongguan Zhenggongfu Human Resources Co., Ltd.	PRC – Mainland China/March 28, 2018		100% owned by VIE since March 1, 2020	Human resource management consulting, labor outsourcing service, staffing and placement service
Dongguan Gongwuyuan Yifang Talent Service Co., Ltd.	PRC – Mainland China/December 27, 2018		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Dongguan Gongwuyuan Yifang Talent Service Co., Ltd. — Shipai Branch	PRC – Mainland China/April 9, 2020		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Dongguan Gongwuyuan Yifang Talent Service Co., Ltd. — Yingtan Branch	PRC – Mainland China/January 20, 2021		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Ji’an Gongwuyuan Human Resource Service Co., Ltd.*	PRC – Mainland China/September 16, 2020		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Dongguan Gongwuyuan Business Service Co., Ltd.	PRC – Mainland China/March 26, 2019		100% owned by VIE	Marketing
Hunan Gongwuyuan Youchuang Human Resource Service Co., Ltd.	PRC – Mainland China/June 3, 2019		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Nanchang Gongwuyuan Business Service Co., Ltd.	PRC – Mainland China/December 26, 2019		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Nanchang Gongwuyuan Business Service Co., Ltd.- Nanchang High-tech Zone Branch	PRC – Mainland China/August 5, 2020		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Jiangxi Huizhong Human Resources Co., Ltd.	PRC – Mainland China/May 21, 2020	100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Guangdong Mili Education Consulting Service Co., Ltd.	PRC – Mainland China/October 30, 2019	100% owned by VIE since July 20, 2020	Education consulting and marketing
Jiangxi Gongwuyuan Supply Chain Management Co., Ltd.	PRC – Mainland China/September 14, 2020	100% owned by VIE	Logistic and shipping
Jiangxi Gongwuyuan Talent Service Co., Ltd.	PRC – Mainland China/October 16, 2020	100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Zhongshan Jushangyue Freight Forwarding Service Co., Ltd.	PRC – Mainland China/July 22, 2020	100% owned by VIE since September 17, 2020	Logistic and storage service
Jiujiang Gongwuyuan Yifang Education Consulting Service Co., Ltd.*	PRC – Mainland China/April 14, 2021	100% owned by VIE	Education consulting and human resource management service
Dongguan Fusheng Supply Chain Co., Ltd.*	PRC – Mainland China/June 1, 2021	100% owned by VIE	Logistic and shipping
Dongguan Chenwang Supply Chain Co., Ltd.*	PRC – Mainland China/May 31, 2021	100% owned by VIE	Logistic and shipping
Dongguan Jida Supply Chain Co., Ltd.*	PRC – Mainland China/June 1, 2021	100% owned by VIE	Logistic and shipping
Shenzhen Aliyuncang Logistics Warehousing Co., Ltd.	PRC – Mainland China/April 11, 2017	100% owned by VIE since June 24, 2021	Internet information technology development and supply chain management

*	Company had no operations or very minimal operations with no revenues as of December 31, 2025.

Variable Interest Entities

A VIE is an entity which has a total equity investment that is insufficient to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary of, and must consolidate, the VIE.

WFOE Pengze is deemed to have a controlling financial interest in and be the primary beneficiary of the PRC operating entities because it has both of the following characteristics:

●	The power to direct activities of the PRC operating entities that most significantly impact such entities’ economic performance, and

●	The obligation to absorb losses of, and the right to receive benefits from, the PRC operating entities that could potentially be significant to such entities.

The following is a brief description of the Contractual Arrangements entered into on December 29, 2021, between Pengze WFOE, Gongwuyuan, and certain shareholders of Gongwuyuan:

Business Operation Agreement

The Pengze WFOE entered into a business operation agreement with Gongwuyuan and certain shareholders of the VIE on December 29, 2021, pursuant to which (1) Gongwuyuan shall not enter into any transaction which may materially affect its assets, businesses, employees, obligations, rights or operations without the written consent of the Pengze WFOE or any other party designated by the Pengze WFOE; (2) Gongwuyuan and certain shareholders agree to accept suggestions by the Pengze WFOE in respect of the employment and dismissal of Gongwuyuan’s employees, daily operations and financial management of Gongwuyuan; and (3) Gongwuyuan and the shareholders shall appoint the individuals designated by the Pengze WFOE as the directors (including the executive director) of Gongwuyuan, and shall appoint the persons recommended by the Pengze WFOE as the general manager, chief financial officer and other senior management members and officers of Gongwuyuan. The term of the business operation agreement shall be ten (10) years from the effective date unless terminated by the Pengze WFOE upon thirty (30) days advance notice to Gongwuyuan and the shareholders. Upon request by the Pengze WFOE, the parties shall extend the term of the business operation agreement by entering into a new business operation agreement or continue performing the existing business operation agreement.

Powers of Attorney

Each of the signing shareholders of Gongwuyuan executed a power of attorney on December 29, 2021 (the “Powers of Attorney”) to irrevocably appoint the Pengze WFOE or the person designated by the board of directors or the executive director of the Pengze WFOE as its agent to act on its behalf to exercise their shareholders’ and voting rights in the name of the shareholders in accordance with the applicable PRC laws and regulations and the articles of association of Gongwuyuan.

Exclusive Consulting and Service Agreement

Under an exclusive consulting and service agreement dated December 29, 2021, entered into between the Pengze WFOE and Gongwuyuan, the Pengze WFOE shall have the exclusive right to provide Gongwuyuan with consulting and related services. Such services include:

(a)	Research and development services of business-related software;

(b)	Providing business-related technical services, applications, and execution, including but not limited to design, installation, and testing of all systems;

(c)	Providing daily maintenance support, upgrade, maintenance, monitoring, and troubleshooting of computer network equipment and other technical services;

(d)	Pre-job, on-the-job, and technical training services for personnel;

(e)	Technology development and transfer services;

(f)	Public relations services;

(g)	Market research and consulting services (excluding market research services that are prohibited by the laws of the People’s Republic of China for foreign-invested enterprises);

(h)	Services for the formulation of medium and short-term market development and market plans;

(i)	Consulting services related to business compliance;

(j)	Organization and planning services related to marketing and customer activities;

(k)	Intellectual property licenses;

(l)	Equipment provision and rental; and

(m)	Management consulting services and other business and technical consulting services related to business operation.

Without the Pengze WFOE’s prior written consent, Gongwuyuan may not accept services covered by the exclusive consulting and service agreement from any third party during the term of the agreement. In addition, the Pengze WFOE shall own all rights, titles, interests and intellectual property rights arising out of the performance of the exclusive consulting and service agreement, provided, however, that if the development of such intellectual property is based on the intellectual property rights of Gongwuyuan, Gongwuyuan shall ensure that such rights are free of any defect or Gongwuyuan shall bear the loss caused to the Pengze WFOE. As consideration, Gongwuyuan agrees to pay the ninety-five percent (95%) of its pre-tax profit, for each profitable fiscal year, and deducting any loss (if any) in the previous year, the necessary costs, expenses, taxes incurred in the year and the withdrawn statutory reserve fund that must be withdrawn according to law by the Pengze WFOE.

The exclusive consulting and service agreement shall remain effective for ten (10) years from the effective date unless terminated by mutual agreement between the Pengze WFOE and Gongwuyuan. or unilaterally terminated by the Pengze WFOE in advance. Upon request by the Pengze WFOE, the parties shall extend the term of the exclusive consulting and service agreement by entering into a new exclusive consulting and service agreement or continue performing the existing exclusive consulting and service agreement. The Exclusive Consulting and Service Agreement between Pengze WFOE and Gongwuyuan was supplemented on December 21, 2022 to clarify that no consulting service fees pertaining to the agreement need to be paid for the period December 29, 2021 to December 31, 2021. The Parent, Subsidiaries and WFOE has the share of income from VIE and VIE’s subsidiaries during the years ended December 31, 2025, 2024 and 2023, and the equity in VIE and VIE’s subsidiaries as of December 31, 2025 and 2024.

Equity Disposal Agreement

The Pengze WFOE entered into an equity disposal agreement with Gongwuyuan and certain shareholders of the VIE on December 29, 2021. Pursuant to the equity disposal agreement, the shareholders and Gongwuyuan have granted the Pengze WFOE (or its designee) an exclusive option to acquire all or a portion of the ninety-five percent (95%) equity held by the shareholders and all or a portion of the ninety-five percent (95%) assets of Gongwuyuan at the price equivalent to the lowest price then permitted under PRC law. The Pengze WFOE may, at its sole discretion, at any time exercise the option. Moreover, the Pengze WFOE may designate a third party to exercise the option on its behalf.

Under the equity disposal agreement, Gongwuyuan may not, among other obligations, sell, transfer, mortgage or otherwise dispose of any asset, business or income, or allow any other security interest to be created on them, enter into transactions that will materially and adversely affect its assets, responsibilities, operations, equity and other legitimate rights, distribute dividends and bonuses in any form to all shareholders, incur, inherit, guarantee or permit to subsist any debt except in the ordinary course of business unless otherwise expressly agreed to by the Pengze WFOE, enter into any material contracts except in the ordinary course of business, increase or decrease the registered capital of Gongwuyuan or otherwise change the structure of the registered capital, supplement, modify or amend the articles of association of Gongwuyuan in any way, or merge or associate with any person, or acquire any person or invest in any person. In addition, the shareholders may not, among other obligations, supplement, modify or amend the articles of association of Gongwuyuan that will materially and adversely affect Gongwuyuan’s assets, liabilities, operations, equity and other rights, cause Gongwuyuan to enter into transactions that will materially and adversely affect Gongwuyuan’s assets, responsibilities, operations, equity and other rights, adopt a resolution on the distribution of dividends and bonuses, sell, transfer, mortgage or dispose of their equity interest in any way, sell, transfer, mortgage or dispose of the rights of any equity and assets of Gongwuyuan, or allow any other security interest to be created on them, approve the merger or association or reorganization in any other form, and independently wind up, liquidate or dissolve Gongwuyuan.

The equity disposal agreement shall remain effective for ten (10) years from the effective date. Upon request by the Pengze WFOE, the parties shall extend the term of the equity disposal agreement by entering into a new equity disposal agreement or continue performing the existing equity disposal agreement.

Equity Pledge Agreement

The Pengze WFOE entered into an equity pledge agreement with certain shareholders of the VIE on December 29, 2021, pursuant to which the shareholders have pledged ninety-five percent (95%) of equity interests in Gongwuyuan held by them, and all current and future rights and interests based on such equity, as priority security guarantees in favor of the Pengze WFOE to secure the performance of Gongwuyuan and the shareholders’ performance of their obligations under, where applicable, (i) the Exclusive Consulting and Service Agreement, (ii) the Equity Disposal Agreements, and (iii) the Business Operation Agreement (collectively, the “Principal Agreements”). The Pengze WFOE is entitled to exercise its right for the priority of compensation obtained by the shareholders’ pledged interests in the equity of Gongwuyuan in the event that either the shareholders or Gongwuyuan fails to perform their respective obligations under the Principal Agreements. The Pengze WFOE may transfer all or any of its rights and obligations under the equity pledge agreement to any designated third party. The equity pledge agreement will remain in full force and effective until Gongwuyuan and the shareholders have satisfied their obligations under the Principal Agreements.

Agency Agreement

The Pengze WFOE entered into an agency agreement with certain shareholders of the VIE on December 29, 2021, pursuant to which the shareholders granted the Pengze WFOE an irrevocable right to exercise the voting rights of the shareholders in accordance with the laws of the PRC and the Articles of Association of Gongwuyuan, for the maximum period permitted by law. The shareholders shall authorize the person appointed by the Pengze WFOE to exercise all the voting rights held by them regardless of any change in the equity of Gongwuyuan. In addition, the shareholders shall not transfer any of their shareholders rights and interests in Gongwuyuan to any individual or other company other than the Pengze WFOE or any person or entity designated by the Pengze WFOE. The agency agreement shall come into effect upon its execution, and may be terminated by the unanimous consent of all parties or unilaterally by the Pengze WFOE with thirty (30) days advance notice.

Spousal Consent Letter

Each spouse of relevant individual shareholders of Gongwuyuan has signed a Spousal Consent Letter. Under the Spousal Consent Letter, agreeing that the signing spouse has unconditionally and irrevocably agreed that the disposition of the equity interest in Gongwuyuan which is held by and registered under the name of his or her spouse shall be made pursuant to the above-mentioned Business Operation Agreement and Powers of Attorney, Equity Disposal Agreement, Equity Pledge Agreement, and Agency Agreement, signed by his or her spouse, as amended from time to time. Each of the signing spouse undertakes to take necessary actions to ensure the performance of above-mentioned VIE agreements.

Based on the foregoing Contractual Arrangements, Baiya is allowed to consolidate ninety-five percent (95%) of Gongwuyuan’s operations and financial results in Baiya’s consolidated financial statements for the periods presented herein as if the current corporate structure had been in existence throughout the periods presented under common control in accordance with Regulation S-X-3A-02 promulgated by the SEC and ASC 810-10, Consolidation.

Risks associated with the VIE structure

The Company believes that the Contractual Arrangements with its VIE and the shareholders of its VIE are in compliance with PRC laws and regulations and are legally enforceable. However, due to uncertainties regarding the interpretation and application of relevant PRC laws and regulations in connection with the VIE structure or VIE Agreements, our ability to enforce the Contractual Arrangements could be substantially hampered. If the legal structure and Contractual Arrangements were found to be in violation of PRC laws and regulations, the relevant governmental authorities may take a number of administrative measures or impose penalties in dealing with such violations, including, without limitation:

●	revoking the agreements constituting the Contractual Arrangements;

●	revoking the business licenses and/or operating licenses of such entities;

●	discontinuing or placing restrictions or onerous conditions on its operations;

●	requiring it to restructure the operations in such a way as to compel it to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets related to its value-added telecommunications services business;

●	imposing fines on it or confiscating any of our income that they deem to have been obtained through illegal operations;

●	imposing conditions or requirements with which the Company or its VIE may not be able to comply;

●	requiring the Company or its VIE to restructure the relevant ownership structure or operations;

●	restricting or prohibiting its use of the proceeds from the initial public offering or other of its financing activities to finance the business and operations of its VIE; or

●	taking other regulatory or enforcement actions that could be harmful to its business.

The Company’s ability to conduct its businesses may be negatively affected if the PRC regulatory authorities were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE and its subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over the operations of the VIE and their shareholders and it may lose the ability to receive economic benefits from the VIE and its subsidiaries. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and its VIE, as well as the VIE’s subsidiaries.

The Company, Ruifeng BVI, Juxing HK, Baiya US, Baiya HK, BIYA Media, Baiya Singapore, and Pengze WFOE are essentially holding companies and do not have active operations as of December 31, 2025 and 2024. The Company has not provided any financial support to the VIE and its subsidiaries for years ended December 31, 2025, 2024 and 2023. The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	December 31, 2025	December 31, 2024
Current assets	$4,857,898	$4,680,414
Non-current assets	1,474,700	528,032
Total assets	$6,332,598	$5,208,446
Current liabilities	$4,213,668	$4,175,038
Non-current liabilities	6,363	43,972
Total liabilities	$4,220,031	$4,219,010

	For the years Ended December 31,
	2025	2024	2023
Net revenues	$16,421,951	$12,809,211	$11,574,877
Net income/(loss)	$1,037,892	$308,737	$(869,063)
	For the years Ended December 31,
	2025	2024	2023
Net cash provided by (used in) operating activities	$129,480	$1,618,141	$(1,801,113)
Net cash used in investing activities	$(189,408)	$—	—
Net cash provided by (used in) financing activities	$(169,042)	$42,134	$(508,149)

There are no pledge or collateralization of the VIE and VIE’s subsidiaries’ assets that can only be used to settled obligations of the VIE and VIE’s subsidiaries. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets to the Company in the form of loans and advances or cash dividends.

As the VIE is incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE in the normal course of business.

Liquidity

As reflected in the accompanying consolidated financial statements, the Company had accumulated deficits of $11,066,628 and $1,456,778 as of December 31, 2025 and 2024, respectively. The Company incurred net losses attributable to the Company of $9,531,919, $8,750, and $1,017,077 for the years ended December 31, 2025, 2024 and 2023, respectively. Net cash (used in) provided by operating activities was $(7,435,411), $1,583,757, and ($1,801,113) for the years ended December 31, 2025, 2024 and 2023, respectively.

The Management plans to increase its revenue by strengthening its sales force to develop more employing companies clients, partnering with more third-party labor service providers to seek and attract more labors, and increase the promoting and marketing activities of Gongwuyuan Platform, as well as continuing to develop and integrate digital technologies including crowdsourcing, big data and artificial intelligence to enhance the Gongwuyuan Platform to provide better job-matching and one-stop services to employing companies and workers in the flexible employment market throughout China. Management also intends to raise additional funds by way of a private or public offering, or by obtaining loans from banks or others.

The Company had $688,941 cash on hand, and working capital of approximately $21,595,090 as of December 31, 2025. The Company also had $17.7 million in loans to third parties, which primarily consisted of $8.5 million to Xinyi International Group Ltd. and $8.5 million to Hesheng International Group Ltd., both of which were expected to be repaid by December 16, 2026 (See Note 7 to our Consolidated Financial Statements). We have historically funded its working capital needs primarily from operations. The working capital requirements are affected by the efficiency of operations and depend on the Company’s ability to increase its revenue. The Company believes that its cash on hand and operating cash flows will be sufficient to fund its operations over at least the next 12 months from the date of issuance of these financial statements. However, delays in recoveries could negatively impact us, and we may need additional cash resources in the future if the Company experiences changed business conditions or other developments and may also need additional cash resources in the future if the Company wishes to pursue opportunities for investment, acquisition, strategic cooperation or other similar actions. If it is determined that the cash requirements exceed the Company’s amounts of cash on hand, the Company may seek to issue debt or equity securities or obtain a credit facility.

Our independent registered public accounting firm has included an explanatory paragraph in their report expressing substantial doubt about our ability to continue as a going concern because of the accumulated deficits, recurring net losses, and net cash used in operating activities.

On October 22, 2025, the Company’s Board of Directors approved a reverse stock split of its authorized and issued and outstanding Class A ordinary shares, par value $0.001 per share (the “Common Stock”), at a ratio of 1-for-25, which became effective on December 29, 2025. After the reverse stock split, every 25 issued and outstanding shares of the Company’s Common Stock was converted automatically into one share of the Company’s Common Stock with par value $0.0025 per share. An aggregate of 51 shares were adjusted to address rounding differences arising from the 1-for-25 reverse split, with no impact on total shareholders’ equity. The consolidated financial statements were retroactively prepared for the reverse stock split for the periods presented.